Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 66,470
Long-term Debt, Maturities, Repayments of Principal in Year Two	58,737
Long-term Debt, Maturities, Repayments of Principal in Year Three	116,599
Long-term Debt, Maturities, Repayments of Principal in Year Four	163,581
Long-term Debt, Maturities, Repayments of Principal in Year Five	128,678
Long-term Debt, Maturities, Repayments of Principal after Year Five	68,652
Total debt outstanding	$ 602,717	$ 605,941